Segment Information (Tables)	12 Months Ended
Mar. 31, 2024
Segment Information [Abstract]
Schedule of Major Activities for Reportable Segments	Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2022, 2023 and 2024 are as follows:
	Year ended March 31,
	2022			2023			2024
	Net sales	Intersegment sales	Income before income tax	Net sales	Intersegment sales	Income before income tax	Net sales	Intersegment sales	Income before income tax
Segment:
Injection molded plastic parts	$23,586	$(241)	$4,229	$15,838	$(221)	$(2,421)	$12,602	$(211)	$2,309
Electronic products	62,635	—	5,233	61,720	—	6,147	56,977	—	6,772
Segment total	$86,221	$(241)	$9,462	$77,558	$(221)	$3,726	$69,579	$(211)	$9,081

Reconciliation to consolidated totals:
Sales eliminations	(241)	241	—	(221)	221	—	(211)	211	—
Corporate expenses			$(1,395)			$(1,412)			$(1,262)
Consolidated totals:
Net sales	$85,980	$—		$77,337	$—		$69,368	$—
Income before income taxes			$8,067			$2,314			$7,819

Schedule of Profitability Information for Reportable Segments
	Year ended March 31,
	2022		2023		2024
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$221	$—	$255	$—	$423	$—
Electronic products	24	—	27	—	246	—
Consolidated total	$245	$—	$282	$—	$669	$—

Schedule of Asset Information for Reportable Segments
	Year ended March 31,
	2022			2023			2024
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$74,373	$783	$1,402	$68,025	$166	$1,279	$62,760	$26	$1,048
Electronic products	41,038	721	334	42,354	626	430	48,316	355	475
Consolidated Totals	$115,411	$1,504	$1,736	$110,379	$792	$1,709	$111,076	$381	$1,523

Schedule of Breakdown of Sales by Destination	The breakdown of sales by destination is analyzed as follows:
	Year ended March 31,
	2022	2023	2024
Net sales
United States of America	$10,460	$12,169	$7,925
PRC	34,448	27,740	22,121
United Kingdom	6,736	9,108	11,985
Hong Kong	11,593	6,470	8,225
Europe	13,421	13,290	10,016
Canada	5,503	4,699	2,988
Others	3,819	3,861	6,108
Total net sales	$85,980	$77,337	$69,368

Schedule of Long-Lived Assets	The location of the Company’s long-lived assets is as follows:
	March 31,
	2023	2024
Hong Kong and Macao	$1	$4
PRC	26,050	24,599
Total long-lived assets	$26,051	$24,603